                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2001

                                    [GRAPHIC]

                  [UNITED ASSOCIATION S&P 500 INDEX FUND LOGO]

                      UNITED ASSOCIATION S&P 500 INDEX FUND

LETTER FROM THE GENERAL PRESIDENT OF THE UNITED ASSOCIATION

Dear Fellow Shareholders:

I'm sure we can all agree that in recent months, the world as we know it has changed completely. The United States, financial markets, and global community have been dramatically affected by the September 11th tragedy. The attacks were an unspeakable horror on all of us across the country and throughout the civilized world.

Today, as shareholders of an American equity fund, we have rarely faced a wider range of uncertainties. On an economic front, a recession is sending production and profits tumbling. Meanwhile, the September 11th attacks and an expectedly prolonged war against an elusive Taliban continue to bruise our psyches. Combine these events with escalating fears of widespread anthrax and homeland security, and it appears the psychological scars we bare may take a long time to heal.

In the face of these horrendous acts, I remain confident that the United States as well as the United Association will emerge as stronger, more unified forces. As a sign of our resilience, consider the spontaneous outpourings of generosity that resulted from the tragedies. Abundant offers of labor, financial assistance and emotional support to New York City and Washington, D.C., combined with a renewed commitment to our common ideals remind us that we not only will survive this adversity, but we will prosper from it.

In the short-term, however, we need to prepare ourselves to endure a bumpy ride. Recent reports have shown that the labor market has weakened significantly, with firms shedding several hundred thousands of jobs and an unemployment rate rising to its highest level in nearly five years.

Though the current financial picture remains bleak, the U.S. economy was already in trouble before September 11th. Prior to the attacks, the economy was close to recession but consumer spending helped keep our country afloat. Consumer spending accounts for two-thirds of total economic activity and had been the best-performing part of our economy, helping to offset weakness in business investment and manufacturing. Unfortunately, the September 11th events served as catalysts to push already-strained markets into even more tenuous positions.

During the past six months, the S&P 500 Index felt the increased pressure of falling consumer confidence, plunging consumer spending, and skyrocketing unemployment. As a result, we can expect to see lower earnings estimates for many companies, which will likely trim estimated earnings for the S&P 500 for 2001 and possibly 2002.

However, if history provides any indication of how the stock market has reacted to past calamities, we may soon see signs of a turnaround in the not-so-distant future. From the Vietnam War to Desert Storm, investors have reacted in different ways and time frames on whether to buy back into the stock market. Although, in most cases, what began as a dramatic plunge in stock prices eventually recovered to double-digit returns.

EQUITY ACTIVITY DURING THE LAST FOUR U.S. MILITARY CONFLICTS

                                        Annualized Returns
Conflict                Period          Large-Cap               Small-Cap
-------------------------------------------------------------------------
World War II            1942-1945       25.4%                   64.2%
Korean War              1950-1952       24.6%                   15.5%
Vietnam War             1965-1968        8.6%                   34.7%
Desert Storm            1991            30.5%                   44.6%

SOURCES: IBBOTSON STOCKS, BONDS, BILLS AND INFLATION; FEDERAL RESERVE FLOW OF FUNDS Z.1 REPORT

Federal Reserve Chairman Alan Greenspan was recently quoted saying that the costs of fighting terror will hurt productivity growth temporarily, but that in the longer run America should return to recent strong trends. I believe he is correct. As evidence of the government's conviction to help spur a recovery, Congress is expected to approve an economic stimulus package that will likely provide some relief. In addition, the Federal Reserve has supplied a string of interest rate cuts since the beginning of the year and since the attacks.

As we persevere through these challenging times, it becomes more imperative now, perhaps than ever before, to reinforce the importance of our proxy voting service. This service engages us in shareholder activism, which enables us to protect union jobs.

The UA S&P 500 Index Fund is invested in U.S. companies in leading global industries. Through active shareholder participation, the UA Proxy Voting Service can influence the attitudes of America's largest corporations. By doing so, we educate these companies about the benefits of using the best, most-qualified labor available, and we fulfill our duty to be involved owners, making sure the money expended for construction and renovation is money well spent.

I continue to remain proud of the UA S&P 500 Index Fund as we carry on with our proxy voting activities on behalf of all our members. Together, we can ensure that our voice is heard, which is especially important now as companies make important yet difficult decisions during this time of economic uncertainty.

If you have questions or concerns about the Fund, please call (888) 766-8043 or visit our website at www.uafund.com. Thank you for your investment in the UA S&P 500 Index Fund, and for your confidence in the United Association.

Sincerely,

/s/ Martin J. Maddaloni

Martin J. Maddaloni
General President of the United Association
Trustee of Financial Investors Trust

FUND OVERVIEW

                                 INVESTMENT GOAL

To approximate, before fund expenses, the investment results of the S&P 500
Index.

                                 INCEPTION DATE
                             Class I - March 2, 2000
                            Class II - March 28, 2000

                                  TICKER SYMBOL
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

     The stock market, as measured by the Standard and Poor's 500 Equity Index, generated a negative 14.59% rate of total return for the six months ended 10/31/2001, as the late period terrorist attacks in New York, Washington D.C., and Western Pennsylvania shattered an already nervous equity market. While the period opened with heightened anxiety due to weak corporate profit growth estimates, the economic and financial fallout of the September 11, 2001 attack on America served to compound these anxieties with a significantly higher probability of global economic recession. This higher risk of a worldwide economic slump, and the resulting negative implication for corporate profit growth acceleration, coupled with the higher risk premium applied to stocks in the wake of the terrorist attack, conspired to force equity prices significantly lower.

     With respect to the economic environment prior to the mid-September terrorist attack on America, the domestic economy was beginning to show the first tentative signs of positive response to the Federal Reserve's dramatic year 2001 interest rate easing efforts. Despite a disturbing advance in the nation's unemployment rate to a 4.9% level, August factory orders advanced 0.1%, inventory levels declined for six consecutive months, and the National Association of Purchasing Managers reported that its highly regarded index advanced to the 47.9 level, an indication of a significant slowing in the economy's rate of contraction. However, as the magnitude of devastation resulting from the terrorist attacks began to unfold, the U. S. Federal Reserve was faced with two daunting challenges. First, responding to the immediate challenge of stabilizing the global financial system, Federal Reserve Governors committed to supplying massive amounts of system sustaining financial liquidity. Second, responding to the near certainty of economic recession, central bankers around the world acted swiftly to reduce interest rates, with the U. S. Federal Reserve slashing its Federal Funds rate 0.5% within days of the attack. When the equity markets re-opened for trading on September 17, 2001, the Dow Jones Industrial Average posted a massive 684.81 point drop. However, the percentage decline experienced, a 7.13% skid on the first trading day after the attacks, was no worse than equity market declines experienced after many of history's other stock market rattling events.

     As the period closed, the Bush Administration initiated a forceful political and military response to the terrorist attacks on America. The swift action reassured equity market participants as they slowly began to focus on the seemingly oversold valuation characteristics across the stock markets. October's equity market eventually exceeded the levels established just prior to the September 11, 2001 attacks due to a fading sense of imminent financial and economic doom and a growing expectation that the economic recession triggered by the attacks would be shorter in duration than initially feared.

[CHART OF COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE UA S&P 500 INDEX FUND (CLASS I) AND THE S&P 500 INDEX]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE UA S&P 500 INDEX FUND (CLASS I) AND THE S&P 500 INDEX

                 UA S&P 500 Index Fund         S&P 500 Index
  3/2/00                10000                      10000
 3/31/00                10870                      10876
 4/30/00                10540                      10549
 5/31/00                10319                      10332
 6/30/00                10576                      10588
 7/31/00                10415                      10423
 8/31/00                11067                      11070
 9/30/00                10485                      10485
10/31/00                10455                      10441
11/30/00                 9640                       9619
12/31/00                 9691                       9666
 1/31/01                10034                      10009
 2/28/01                 9116                       9096
 3/31/01                 8539                       8520
 4/30/01                 9196                       9182
 5/31/01                 9257                       9244
 6/30/01                 9031                       9019
 7/31/01                 8940                       8931
 8/31/01                 8382                       8372
 9/30/01                 7701                       7696
10/31/01                 7844                       7843

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN                    1 YEAR        SINCE INCEPTION
UA S&P 500 INDEX FUND CLASS I                   (24.97)%        (21.55)%

[CHART OF COMPARISON OF CHANGE IN VALUE OF A $10,000 Investment in the UA S&P 500 INDEX FUND (CLASS II) AND THE S&P 500 INDEX]

COMPARISON OF CHANGE IN VALUE OF A $10,000 Investment in the UA S&P 500 INDEX FUND (CLASS II) AND THE S&P 500 INDEX

               UA S&P 500 Index Fund           S&P 500 Index
 3/28/00                10000                      10000
 3/31/00                 9837                       9836
 4/30/00                 9529                       9540
 5/31/00                 9339                       9344
 6/30/00                 9571                       9575
 7/31/00                 9426                       9426
 8/31/00                10006                      10011
 9/30/00                 9488                       9483
10/31/00                 9452                       9443
11/30/00                 8715                       8699
12/31/00                 8760                       8742
 1/31/01                 9070                       9052
 2/28/01                 8240                       8226
 3/31/01                 7717                       7706
 4/30/01                 8321                       8304
 5/31/01                 8376                       8360
 6/30/01                 8162                       8157
 7/31/01                 8079                       8077
 8/31/01                 7574                       7571
 9/30/01                 6958                       6960
10/31/01                 7096                       7093

                                   PERFORMANCE
                             AS OF OCTOBER 31, 2001

AVERAGE ANNUAL TOTAL RETURN                      1 YEAR       SINCE INCEPTION
UA S&P 500 INDEX FUND CLASS II                  (24.93)%        (29.05)%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

TOTAL RETURNS FOR THE FUND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND ALL FEE WAIVERS. WITHOUT THE FEE WAIVERS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PRINCIPAL VALUE MAY FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS) - OCTOBER 31, 2001

     General Electric Co                   3.57%
     Microsoft Corp                        3.09%
     Exxon Mobil Corp                      2.68%
     Pfizer Inc                            2.61%
     Wal-Mart Stores Inc                   2.27%
     Citigroup Inc                         2.26%
     American International Group          2.03%
     International Business Machines       1.85%
     Johnson & Johnson                     1.73%
     Intel Corp                            1.62%
     -------------------------------------------
     Top Ten                              23.71%
     -------------------------------------------

The top 10 holdings are presented to illustrate examples of the securities that the Fund has bought and may not be representative of the Fund's current or future investments.

         SECTOR DIVERSIFICATION (% OF COMMON STOCKS) - OCTOBER 31, 2001

                               FUND     S&P 500 INDEX*
                          ----------------------------
Basic Materials                3.7%         3.7%
Consumer - Cyclical            7.4%         7.4%
Consumer - NonCyclical         8.6%         8.6%
Consumer Services              4.9%         4.9%
Commercial Services            3.1%         3.1%
Energy                         7.0%         7.0%
Financial                     19.8%        19.8%
Healthcare                    15.2%        15.2%
Industrials                    3.5%         3.5%
Technology                    17.9%        17.9%
Telecommunications             5.5%         5.5%
Transportation                 0.7%         0.7%
Utility                        2.7%         2.7%
------------------------------------------------------
*Source: BARRA

DEFINITION OF INDICES

The STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

"Standard & Poor's(R) "S&P(R)", "S&P500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Financial Investors Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

UNITED ASSOCIATION S&P 500 INDEX FUND

STATEMENT OF NET ASSETS
OCTOBER 31, 2001 (UNAUDITED)

-----------------------------------------------------------------------
COMMON STOCKS (94.9%)                          SHARES      MARKET VALUE
-----------------------------------------------------------------------
General Electric Co                            682,304     $ 24,842,689
Microsoft Corp*                                369,698       21,497,939
Exxon Mobil Corp                               473,945       18,697,130
Pfizer Inc                                     433,631       18,169,139
Wal-Mart Stores Inc                            307,111       15,785,505
Citigroup Inc                                  345,413       15,723,200
American International Group                   179,968       14,145,485
Intl Business Machines                         119,344       12,897,506
Johnson & Johnson                              208,002       12,045,396
Intel Corp                                     461,941       11,280,599
Merck & Co Inc                                 157,507       10,050,522
AOL Time Warner Inc*                           304,339        9,498,420
Verizon Communications Inc                     185,785        9,253,951
SBC Communications Inc                         231,346        8,816,596
Cisco Systems Inc*                             502,742        8,506,395
Coca Cola Co                                   170,858        8,180,681
Royal Dutch Pete Co ADR                        147,292        7,439,719
Bristol-Myers Squibb Co                        133,498        7,135,468
Philip Morris Cos Inc                          151,095        7,071,246
Procter & Gamble Inc                            88,964        6,563,764
Tyco Intl Ltd                                  133,028        6,536,996
Bank of America Corp                           110,103        6,494,976
ChevronTexaco Corp                              73,205        6,482,303
Home Depot Inc                                 160,298        6,128,193
PepsiCo Inc                                    121,430        5,914,855
Eli Lilly & Co                                  77,200        5,905,800
Abbott Laboratories                            106,392        5,636,648
Fannie Mae                                      68,711        5,562,843
Oracle Corp*                                   385,598        5,228,709
American Home Products Corp                     90,289        5,040,835
JP Morgan Chase & Co                           136,364        4,821,831
BellSouth Corp                                 128,736        4,763,232
Wells Fargo & Co                               117,886        4,656,497
Viacom Inc Cl B*                               122,281        4,464,479
Dell Computer Corp*                            178,663        4,284,339
Amgen Inc*                                      71,655        4,071,437
Morgan Stanley Dean Witter                      76,438        3,739,347
Schering-Plough Corp                           100,497        3,736,478
Pharmacia Corp                                  89,364        3,621,029
AT&T Corp                                      237,006        3,614,342
Medtronic Inc                                   83,021        3,345,746
Texas Instruments Inc                          119,246        3,337,696
Federal Home Loan Mtg Corp                      47,573        3,226,401
E.I. du Pont de Nemours & Co                    71,631        2,864,524
Minnesota Mining & Mfg Co                       27,196        2,838,718
Wachovia Corp                                   96,304        2,754,294
American Express Co                             90,883        2,674,687
Walt Disney Co                                 143,559        2,668,762
WorldCom Inc-WorldCom Grp*                     198,381        2,668,224
Bank One Corp                                   80,047        2,656,760
Anheuser Busch Co                               61,654        2,568,506
Qualcom Inc*                                    52,017        2,551,434
Merrill Lynch & Co                              57,653        2,520,013
AT&T Wireless Services Inc*                    173,787        2,509,484
Motorola Inc                                   150,855        2,469,496
FleetBoston Financial Corp                      74,397        2,444,685
US Bancorp                                     130,897        2,327,349
Comcast Corp Special Cl A*                      64,913        2,326,482
McDonalds Corp                                  88,837        2,315,981
Sun Microsystems Inc*                          223,711        2,270,667
Walgreen Co                                     69,920        2,264,010
Gillette Co                                     72,435        2,252,004
Hewlett-Packard Co                             133,453        2,246,014
Fifth Third Bancorp                             39,531        2,230,339
Colgate Palmolive Co                            38,539        2,216,763
Automatic Data Processing Inc                   42,879        2,215,129
Electronic Data Systems Corp                    32,141        2,068,916
Cardinal Health Inc                             30,625        2,055,244
Dow Chemical Co                                 61,652        2,049,929
Unilever N.V. ADR                               39,262        2,040,839
Duke Energy Corp                                53,023        2,036,613
Kimberly Clark Corp                             36,558        2,029,335
Ford Motor Co                                  125,675        2,017,084
Baxter Intl Inc                                 40,690        1,968,175
Boeing Co                                       59,924        1,953,522
Target Corp                                     61,757        1,923,731
Alcoa Inc                                       59,291        1,913,321
Schlumberger Ltd                                39,376        1,906,586
Applied Materials Inc*                          55,854        1,905,180
EMC Corp*                                      151,588        1,867,564
Marsh & McLennan Cos, Inc                       18,926        1,831,091
Washington Mutual Inc                           60,284        1,819,974
First Data Corp                                 26,910        1,818,309
Lowe's Companies Inc                            52,834        1,801,639
United Technologies Corp                        32,335        1,742,533
The Bank of New York Co Inc                     50,524        1,718,321
El Paso Corp                                    34,975        1,715,874
Household International Inc                     31,860        1,666,278
Honeywell International Inc                     55,589        1,642,655
MBNA Corp                                       58,509        1,615,433
Lucent Technologies Inc                        233,946        1,567,438
Allstate Corp                                   49,762        1,561,532
General Motors Corp                             37,683        1,557,062
Clear Channel Comm Inc*                         40,357        1,538,409
Qwest Comm Intl Inc                            114,112        1,477,750
Columbia/HCA Inc                                36,922        1,464,327
Lockheed Martin Corp                            29,834        1,455,004
Safeway Inc*                                    34,716        1,445,921
Emerson Electric Co                             29,431        1,442,708
Sprint Corp - PCS Group*                        64,362        1,435,273
United Health Group Inc                         21,788        1,432,561
Phillips Petroleum Co                           26,049        1,417,326
Metlife Inc                                     51,500        1,385,350
Kroger Co*                                      55,689        1,362,153
Tenet Healthcare Corp*                          22,272        1,281,085
Kohl's Corp*                                    22,882        1,272,468
Nortel Networks Corp                           218,863        1,271,594
ALLTEL Corp                                     21,504        1,228,739
Charles Schwab Corp                             95,209        1,226,292
Computer Associates Intl Inc                    39,585        1,223,968
Sprint Corp - FON Group                         60,879        1,217,580
Sara Lee Corp                                   54,028        1,204,284
Suntrust Bank Inc                               20,057        1,200,612
Illinois Tool Works Inc                         20,879        1,194,279
International Paper Co                          33,180        1,187,841
Costco Wholesale Corp*                          30,912        1,169,401
Gannett Inc                                     18,172        1,148,470
General Dynamics Corp                           13,803        1,126,325
Southern Co                                     47,054        1,124,591
Sysco Corp                                      46,197        1,113,810

                                        6

-----------------------------------------------------------------------
COMMON STOCKS (94.9%)                          SHARES      MARKET VALUE
-----------------------------------------------------------------------
Conoco Inc                                      42,912     $  1,102,838
Mellon Financial Corp                           32,779        1,101,374
PNC Financial Svcs Group                        19,852        1,089,875
National City Corp                              41,265        1,089,396
Lehman Brothers Holdings Inc                    16,932        1,057,573
Caterpillar Inc                                 23,579        1,054,453
Waste Management Inc                            42,966        1,052,667
Dominion Resources Inc                          16,994        1,038,673
Maxim Integrated Products Inc                   22,551        1,031,708
Williams Co Inc                                 35,319        1,019,660
State Street Corp                               22,351        1,017,865
H.J. Heinz Co                                   23,951        1,016,480
Compaq Computer Corp                           116,018        1,015,158
Anadarko Petroleum Corp                         17,216          982,173
Omnicom Group Inc                               12,723          976,872
BB&T Corp                                       30,105          966,371
Harley Davidson Inc                             20,773          940,186
Analog Devices Inc*                             24,718          939,284
Micron Technology Inc*                          40,954          932,113
American Electric Power Inc                     22,128          927,163
Exelon Corp                                     22,022          926,466
NIKE Inc Cl B                                   18,628          919,478
USA Education Inc                               11,194          912,983
Concord EFS Inc*                                33,093          905,755
Forest Laboratories Inc*                        12,101          900,072
General Mills Inc                               19,548          897,644
Albertson's Inc                                 27,820          887,736
Union Pacific Corp                              17,027          885,574
AFLAC Inc                                       36,118          883,446
Hartford Fncl Srvcs Group Inc                   16,281          879,174
Immunex Corp*                                   36,684          876,381
Guidant Corp*                                   21,087          875,321
Sears Roebuck & Co                              22,565          874,845
Carnival Corp                                   40,165          874,794
FedEx Corp*                                     21,091          866,418
Kellogg Co                                      27,880          850,340
Linear Technology Corp                          21,834          847,159
ConAgra Foods Inc                               36,892          844,827
Cendant Corp*                                   65,002          842,426
Southwest Airlines Co                           52,318          831,856
Baker Hughes Inc                                23,056          826,096
Chubb Corp                                      12,038          822,195
Paychex Inc                                     25,644          822,147
TXU Corp                                        17,646          808,893
Dynegy Inc Cl A                                 22,393          803,909
Equity Office Properties Trust                  27,837          793,355
Campbell Soup Co                                28,047          792,047
Best Buy Inc*                                   14,382          789,572
Raytheon Co                                     24,416          787,416
Wrigley (Wm) Jr Co                              15,515          776,526
Veritas Software Co*                            27,299          774,746
Northern Trust Corp                             15,293          772,144
GAP Stores Inc                                  59,038          771,627
Avon Products Inc                               16,298          763,235
Stryker Corp                                    13,472          757,665
CIGNA Corp                                      10,286          749,849
XL Capital Ltd Cl A                              8,618          748,559
Weyerhaeuser Co                                 14,779          737,620
Halliburton Co                                  29,472          727,664
McKesson Corp                                   19,563          723,635
Burlington Nrthrn Santa Fe                      26,909          723,045
JDS Uniphase Corp*                              90,412          722,392
John Hancock Financial Svcs Inc                 21,161          721,167
Enron Corp                                      51,251          712,389
McGraw Hill Cos, Inc                            13,408          704,993
Progressive Corp                                 5,072          703,537
Chiron Corp*                                    13,042          701,920
Agilent Technologies Inc*                       31,376          698,744
Ralston Purina Co                               21,282          697,837
Xilinx Inc*                                     22,846          694,975
Loews Corp                                      13,549          688,289
Aon Corp                                        17,988          684,264
St. Paul Cos Inc                                14,729          676,061
Alcan Inc                                       21,935          670,114
Xcel Energy Inc                                 23,574          666,673
Archer Daniels Midland Co                       47,771          665,450
Transocean Sedco Forex Inc                      21,843          658,566
TJX Companies Inc                               19,259          650,954
Allergan Inc                                     9,039          648,910
May Department Stores Co                        20,533          645,763
CVS Corp                                        27,016          645,682
Occidental Petroleum Corp                       25,448          644,343
FPL Group Inc                                   12,080          641,448
Becton Dickinson & Co                           17,694          633,445
Progress Energy Inc                             14,912          628,839
Boston Scientific Corp*                         27,574          627,033
Air Products & Chemicals Inc                    15,658          626,946
Masco Corp                                      31,587          626,370
Pittney Bowes Inc                               16,952          621,460
KeyCorp                                         29,161          619,963
Tribune Co                                      20,499          619,070
Broadcom Corp*                                  17,866          614,769
King Pharmaceuticals Inc*                       15,699          612,104
Mirant Corp*                                    23,319          606,294
Peoplesoft Inc*                                 20,193          601,146
Hershey Foods Corp                               9,386          598,170
Deere & Co                                      16,127          596,538
Capital One Financial Corp                      14,314          591,311
Entergy Corp                                    15,161          589,005
Northrop Grumman Corp                            5,860          585,707
USX-Marathon Group                              21,198          584,853
Franklin Resources Inc                          18,170          583,257
Clorox Co                                       16,246          579,982
Interpublic Group of Cos, Inc                   25,765          578,424
Intuit Inc*                                     14,331          576,393
Consolidated Edison Inc                         14,569          575,330
Medimmune Inc*                                  14,616          573,532
Reliant Energy Inc                              20,433          571,102
Comerica Inc                                    12,259          565,017
PPG Industries Inc                              11,567          564,817
Biomet Inc                                      18,438          562,359
Public Svc Enterprise Inc                       14,285          562,258
Biogen Inc*                                     10,209          561,495
Coca Cola Enterprises Inc                       30,584          561,216
Mattel Inc*                                     29,595          560,233
Solectron Corp*                                 44,872          551,926
Lincoln National Corp                           12,901          546,357
Danaher Corp                                     9,790          545,695
Burlington Resources Inc                        14,527          541,131
Unocal Corp                                     16,717          538,287

                                        7

-----------------------------------------------------------------------
COMMON STOCKS (94.9%)                          SHARES      MARKET VALUE
-----------------------------------------------------------------------
Altera Corp*                                    26,566     $    536,633
FirstEnergy Corp                                15,386          530,202
Golden West Financial Corp                      10,899          529,691
Southtrust Corp                                 23,351          529,134
Marriott Intl Inc                               16,746          524,652
Praxair Inc                                     11,032          520,490
KLA-Tencor Corp*                                12,734          520,311
Corning Inc                                     63,892          514,970
Tricon Global Restaurants Inc*                  10,092          510,554
Eastman Kodak Co                                19,924          509,457
Siebel Systems Inc*                             31,126          508,288
Calpine Corp*                                   20,514          507,722
Newell Rubbermaid Inc                           18,316          506,254
AES Corp*                                       36,548          506,190
Bed Bath & Beyond Inc*                          19,827          496,865
CSX Corp                                        14,658          493,975
Rohm & Haas Co                                  15,124          491,076
Wellpoint Health Networks Inc*                   4,349          485,305
PG&E Corp*                                      26,592          480,252
Fiserv Inc*                                     12,811          476,441
DTE Energy Co                                   11,322          472,014
Cintas Corp                                     11,611          469,317
MBIA Inc                                        10,183          469,029
Dover Corp                                      13,962          460,048
Pepsi Bottling Group Inc                         9,878          459,129
Synovus Financial Corp                          19,923          458,627
Staples Inc*                                    31,343          456,981
New York Times Co                               10,938          451,193
AutoZone Inc*                                    7,692          450,213
AmerisourceBergen Corp                           7,066          449,115
Starbucks Corp*                                 26,114          447,072
Delphi Automotive Sys Corp                      38,459          446,509
Apache Corp                                      8,614          444,482
Norfolk Southern Corp                           26,423          442,585
AmSouth Bancorporation                          25,440          439,858
Federated Dept Stores Inc*                      13,578          434,360
Adobe Sys Inc                                   16,427          433,673
IMS Health Inc                                  20,239          432,507
Jefferson Pilot Corp                            10,449          432,066
Johnson Controls Inc                             5,967          431,533
Ingersoll-Rand Co                               11,566          431,412
Georgia-Pacific Corp                            15,518          430,780
H&R Block Inc                                   12,554          427,840
Barrick Gold Corp                               27,202          424,079
Yahoo! Inc*                                     38,941          423,678
Applera Corp                                    14,503          423,198
Apple Computer Inc*                             23,975          421,001
LSI Logic Corp*                                 24,822          420,733
Regions Financial Corp                          15,628          420,549
St Jude Medical Inc*                             5,888          418,048
Nextel Comm Inc Cl A*                           52,551          417,780
Computer Sciences Corp*                         11,582          415,910
Zimmer Holdings Inc*                            13,350          412,649
Cincinnati Financial Corp                       11,040          410,688
Charter One Financial Inc                       14,910          406,298
Kerr-McGee Corp                                  6,863          395,309
Lexmark Intl Group Inc*                          8,809          394,203
J.C. Penney Co Inc                              18,068          392,437
Kinder Morgan Inc                                7,864          390,290
Bear Stearns Co                                  7,215          389,610
Molex Inc                                       13,422          388,298
Fortune Brands Inc                              10,499          386,888
Genuine Parts Co                                11,815          383,988
Tellabs Inc*                                    28,110          383,702
Union Planters Corp                              9,417          381,389
MGIC Investment Corp                             7,357          380,651
Ameren Corp                                      9,426          377,983
UST Inc                                         11,216          376,970
Moody's Corp                                    10,819          375,636
UnumProvident Corp                              16,581          371,912
Ciena Corp*                                     22,474          365,427
Amerada Hess Corp                                6,123          359,726
Univision Comm Inc Cl A*                        14,315          357,875
Willamette Industries Inc                        7,531          352,827
Avery Dennison Corp                              7,573          350,630
AMBAC Financial Group Inc                        7,267          348,816
Healthsouth Corp*                               26,766          348,493
Watson Pharmaceuticals Inc*                      7,272          346,729
PPL Corp                                        10,026          342,388
Devon Energy Corp                                8,890          340,487
Family Dollar Stores Inc                        11,796          340,433
Nisource Inc                                    14,185          336,894
Xerox Corp                                      47,689          333,823
Sanmina Corp*                                   21,960          332,474
Sempra Energy                                   14,147          331,040
Convergys Corp*                                 11,738          329,838
Cinergy Corp                                    10,922          329,626
Limited Inc                                     29,290          326,584
GPU Inc                                          8,209          325,487
Countrywide Credit Inds Inc                      8,135          324,831
Dollar General Corp                             22,710          324,526
Novellus Systems Inc*                            9,785          323,199
Torchmark Corp                                   8,617          319,088
Radioshack Corp                                 12,738          318,323
Edison International*                           22,380          318,020
Allegheny Energy Inc                             8,565          313,051
Keyspan Corp                                     9,433          312,987
Newmont Mining Corp                             13,427          311,506
Nabors Industries Inc*                          10,088          310,105
Eaton Corp                                       4,733          309,728
National Semiconductor Corp*                    11,913          309,500
Ecolab Inc                                       8,764          308,318
Textron Inc                                      9,685          306,530
CenturyTel Inc                                   9,685          306,046
Zions Bancorporation                             6,329          303,286
Stilwell Financial Inc                          15,064          302,937
Starwood Hotels & Resorts Inc                   13,652          300,890
Network Appliance Inc                           22,362          297,415
Citrix Systems Inc*                             12,687          296,876
Leggett & Platt Inc                             13,481          292,133
ITT Industries Inc                               6,039          290,416
TRW Inc                                          8,581          289,952
Vulcan Materials Co                              6,944          288,662
Parker-Hannifin Corp                             8,026          288,133
Knight-Ridder Inc                                5,029          282,881
W.W. Grainger Inc                                6,523          282,446
EOG Resources Inc                                7,965          281,722
Noble Drilling Corp*                             9,211          281,396
Brown Forman Corp                                4,702          279,487
Jabil Circuit Inc*                              13,138          278,526
Office Depot Inc*                               20,439          277,970
Paccar Inc                                       5,258          277,728

                                        8

-----------------------------------------------------------------------
COMMON STOCKS (94.9%)                          SHARES      MARKET VALUE
-----------------------------------------------------------------------
Teradyne Inc*                                   11,973     $    275,978
Safeco Corp                                      8,774          270,590
Aetna Inc                                        9,785          270,457
Whirlpool Corp                                   4,574          269,957
Dow Jones Inc                                    5,932          266,940
Huntington Bancshares Inc                       17,243          266,059
Thermo Electron Corp*                           12,452          263,235
Sherwin Williams Co                             10,762          262,162
Compuware Corp*                                 25,265          259,724
Darden Restaurants Inc                           8,110          259,682
International Game Technology*                   5,080          259,334
Toys R Us Inc*                                  13,570          257,830
Placer Dome Inc                                 22,505          256,782
V. F. Corp                                       7,693          255,561
BMC Software Inc*                               16,735          252,196
Constellation Energy Corp                       11,248          251,618
QLogic Corp*                                     6,330          249,086
Cooper Industries Inc                            6,430          248,841
Robert Half Intl Inc*                           12,046          248,509
Pinnacle West Capital Corp                       5,820          245,313
ADC Telecommunications Inc*                     53,688          244,280
Sabre Holdings Corp*                             9,128          240,066
TECO Energy Inc                                  9,300          239,475
Engelhard Corp                                   8,982          235,149
NCR Corp*                                        6,627          234,927
T Rowe Price Group Inc                           8,450          234,572
Harrah's Entertainment Inc*                      8,051          234,526
Tiffany & Co                                    10,025          234,485
Scientific-Atlanta Inc                          11,188          233,494
Advanced Micro Devices Inc*                     23,626          232,480
Sealed Air Corp*                                 5,746          230,070
Applied Micro Circuits Corp*                    20,640          227,659
Stanley Works                                    5,864          224,708
Comverse Technology Inc*                        11,793          221,826
Nucor Corp                                       5,330          220,129
Equifax Inc                                      9,835          219,911
TMP Worldwide Inc*                               7,313          218,293
Hilton Hotels Corp                              25,336          216,876
Sunoco Inc                                       5,763          215,709
Kmart Corp*                                     33,654          206,299
R.R. Donnelley & Sons Co                         8,063          205,607
Wendy's Intl Inc                                 7,806          205,298
Goodyear Tire & Rubber Co                       10,905          203,160
Fluor Corp                                       5,444          202,626
Symbol Technologies Inc                         15,562          199,972
Niagara Mohawk Holdings Inc*                    11,007          197,245
Hasbro Inc                                      11,846          196,288
Circuit City Stores Inc                         14,289          196,045
CMS Energy Corp                                  9,066          195,010
Sigma Aldrich Corp                               5,197          194,991
Unisys Corp*                                    21,754          194,263
SuperValu Inc                                    9,095          194,087
Delta Air Lines Inc                              8,451          193,190
Ashland Inc                                      4,794          193,006
AMR Corp*                                       10,557          192,137
C.R. Bard Inc                                    3,481          191,107
Intl Flavors&Fragrances Inc                      6,581          187,624
PerkinElmer Inc                                  6,933          186,567
Black & Decker Corp                              5,583          184,741
PMC-Sierra Inc*                                 11,297          183,350
Mead Corp                                        6,808          182,727
Eastman Chemical Co                              5,290          181,500
Pactiv Corp*                                    10,903          176,629
Citizens Communications Co*                     19,600          174,244
Avaya Inc*                                      19,496          174,099
Rockwell International Corp                     12,561          173,091
American Power Conversion Corp*                 13,398          172,432
Conexant Systems Inc*                           16,973          172,276
Pall Corp                                        8,435          171,231
Inco Ltd*                                       12,493          170,405
Westvaco Corp                                    6,921          169,911
Deluxe Corp                                      4,854          169,890
Rockwell Collins Inc                            12,561          169,574
Millipore Corp                                   3,235          169,191
Temple-Inland Inc                                3,383          169,116
Manor Care Inc*                                  7,068          165,108
Alberto-Culver Co Cl B                           3,889          164,310
Liz Claiborne Inc                                3,608          164,164
Bemis Inc                                        3,627          156,940
Phelps Dodge Corp                                5,406          156,774
Centex Corp                                      4,074          155,871
Goodrich Corp                                    7,099          151,564
Homestake Mining Co                             18,087          148,313
Maytag Corp                                      5,228          145,757
Mercury Interactive Corp*                        5,675          135,179
Humana Inc*                                     11,674          134,835
Allied Waste Industries Inc*                    13,551          134,426
Pulte Homes Inc                                  4,043          131,398
Nordstrom Inc                                    9,191          129,593
Adolph Coors Co Cl B                             2,562          127,460
Parametric Technology Corp*                     18,147          127,210
Quintiles Transnational Corp*                    8,010          127,039
Tektronix Inc*                                   6,441          126,888
Gateway Inc*                                    22,187          125,357
Autodesk Inc                                     3,702          122,980
Navistar Intl Corp*                              4,079          122,370
Nicor Inc                                        3,119          121,298
Bausch & Lomb Inc                                3,683          119,918
Vitesse Semiconductor Corp*                     12,594          118,887
Ball Corp                                        1,893          116,495
Meredith Corp                                    3,416          112,728
Boise Cascade Corp                               3,945          112,669
Freeport-McMoRan C & G Inc*                      9,886          109,735
Rowan Cos Inc*                                   6,480          109,447
Dana Corp                                       10,161          109,231
Brunswick Corp                                   6,016          107,626
Visteon Corp                                     8,993          107,017
Winn-Dixie Stores Inc                            9,649          106,718
Snap-On Inc                                      3,970          106,237
Andrew Corp*                                     5,591          101,588
FMC Corp*                                        2,137          101,422
Palm Inc*                                       38,957           95,834
Peoples Energy Corp                              2,431           93,083
KB Home                                          3,042           89,891
Cummins Inc                                      2,830           88,607
USX-U.S. Steel Group                             6,100           87,779
Novell Inc*                                     24,729           87,541
Crane Co                                         4,100           83,968
Reebok International Ltd*                        4,022           83,497
Allegheny Technologies Inc                       5,509           81,533

                                        9

-----------------------------------------------------------------------
COMMON STOCKS (94.9%)                          SHARES      MARKET VALUE
-----------------------------------------------------------------------
Tupperware Corp                                  3,977     $     81,091
Ryder Systems Inc                                4,145           77,512
Providian Financial Group                       19,609           76,279
Worthingon Inds Inc                              5,864           76,232
Dillard's Inc Cl A                               5,840           75,628
Great Lakes Chemical Corp                        3,453           73,238
Thomas & Betts Corp                              3,994           72,531
Conseco Inc*                                    23,204           69,380
Cooper Tire & Rubber Co                          4,983           65,825
American Greetings Corp                          4,362           61,155
Big Lots Inc*                                    7,781           56,801
Hercules Inc*                                    7,419           56,088
Louisiana Pacific Corp                           7,169           51,617
National Services Inds Inc                       2,827           50,151
McDermott International Inc*                     4,203           44,552
Power-One Inc*                                   5,405           42,754
Sapient Corp*                                    8,443           36,389
US Airways Group Inc*                            4,609           21,247

   TOTAL COMMON STOCKS                                                   661,128,868
   (Cost $840,115,432)                                ------------------------------

INVESTMENT COMPANIES (4.8%)
   SPDR Trust                                             68,000           7,199,840
   Goldman Sachs Financial Square Prime               25,954,522          25,954,522
                                                      ------------------------------
   TOTAL INVESTMENT COMPANIES                                             33,154,362
   (Cost $33,685,442)                                 ------------------------------

   TOTAL INVESTMENTS (99.7%)                                             694,283,230
   (Cost $873,800,874)

OTHER ASSETS AND LIABILITIES (0.3%)
Other assets                                                               2,582,593
Accrued investment advisory fee                                               (6,265)
Accrued administration fee                                                   (69,077)
Accrued custody fee                                                           (3,133)
Accrued 12b-1 fee                                                               (238)
Other liabilities                                                            (84,073)
                                                      ------------------------------
                                                                           2,419,807
                                                      ------------------------------
   TOTAL NET ASSETS (100%)                                            $  696,703,037
                                                      ==============================

NET ASSETS:
Paid in capital                                                          945,247,228
Undistributed net investment income                                          610,426
Accumulated net realized loss on investments                             (61,495,499)
Accumulated net realized loss on futures                                  (7,695,914)
Net unrealized depreciation on investments                              (179,517,644)
Net unrealized depreciation on futures                                      (445,560)
                                                      ------------------------------
   TOTAL NET ASSETS                                                   $  696,703,037
                                                      ==============================

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                                            $  691,475,029
   Class II                                                           $    5,228,008

Shares outstanding
   Class I                                                                89,760,111
   Class II                                                                  679,076

Net asset value per share
   Class I                                                            $         7.70
   Class II                                                           $         7.70

* NON-INCOME PRODUCING SECURITY.
CL- CLASS
ADR - AMERICAN DEPOSITARY RECEIPT
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                              $      340,392
Dividends                                                                  5,127,575
Foreign taxes withheld                                                       (47,344)
                                                                      --------------
     Total Income                                                          5,420,623
                                                                      --------------

EXPENSES:
Investment advisory fee (Note 5)                                              39,080
Administration fee (Note 5)                                                  420,396
Custody fee                                                                   19,540
12b-1 fee - Class II (Note 5)                                                  2,572
                                                                      --------------
     Total expenses                                                          481,588
     Waiver of expenses - Class II (Note 5)                                   (1,286)
                                                                      --------------
        Net Expenses                                                         480,302
                                                                      --------------

NET INVESTMENT INCOME                                                      4,940,321
                                                                      --------------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                         (41,356,226)
Net realized loss on futures                                              (3,126,205)
Change in net unrealized appreciation/depreciation on investments        (78,253,962)
Change in net unrealized appreciation/depreciation on futures               (741,381)
                                                                      --------------
NET REALIZED AND UNREALIZED LOSS                                        (123,477,774)
                                                                      --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (118,537,453)
                                                                      ==============

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSET

                                                                For the              For the
                                                            Six Months Ended       Year Ended
                                                           October 31, 2001**    April 30, 2001
                                                           -------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                 $      4,940,321     $     9,963,150
     Net realized loss on investments and futures               (44,482,431)        (25,003,214)
     Net change in unrealized appreciation/depreciation
        on investments and futures                              (78,995,343)       (114,684,583)
                                                           ----------------     ---------------
     Net Decrease In Net Assets From Operations                (118,537,453)       (129,724,647)
                                                           ----------------     ---------------
DISTRIBUTIONS:
     Dividends from net investment income
          Class I                                                (4,943,395)        (10,011,068)
          Class II                                                  (34,243)            (36,879)
     Distributions from net realized gain
          Class I                                                         0              (4,716)
          Class II                                                        0                 (19)
                                                           ----------------     ---------------
     Net Decrease in Net Assets from Distributions               (4,977,638)        (10,052,682)
                                                           ----------------     ---------------

SHARE TRANSACTIONS (NOTE 2):
     Proceeds from sale of shares                                88,432,609         469,045,722
     Reinvested dividends                                         4,968,387          10,049,560
     Cost of shares redeemed                                   (116,179,015)        (76,038,920)
                                                           ----------------     ---------------
     Net Increase (Decrease) in Net Assets from
        Share Transactions                                      (22,778,019)        403,056,362
                                                           ----------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                          (146,293,110)        263,279,033
                                                           ----------------     ---------------

NET ASSETS:
     Beginning of Period                                        842,996,147         579,717,114
                                                           ----------------     ---------------
     End of Period*                                        $    696,703,037     $   842,996,147
                                                           ================     ===============

*Includes undistributed netinvestment income of:           $        610,426     $       647,743

** Unaudited

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                                CLASS I
                                                                        =======================================================
                                                                           FOR THE SIX         FOR THE        FOR THE PERIOD
                                                                           MONTHS ENDED       YEAR ENDED      MARCH 2, 2000
                                                                        OCTOBER 31, 2001*   APRIL 30, 2001  TO APRIL 30, 2000
                                                                        =======================================================
Net asset value - beginning of the period                               $        9.09       $       10.54    $        10.00
                                                                        -------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                                       0.06                0.11              0.01
     Net realized and unrealized gain/(loss)                                    (1.39)              (1.45)             0.53
                                                                        -------------------------------------------------------

     Total income (loss) from investment operations                             (1.33)              (1.34)             0.54
                                                                        -------------------------------------------------------
Distributions:
     Distributions from net investment income                                   (0.06)              (0.11)            (0.00)
     Distributions from net realized gain on investments                        (0.00)              (0.00)(3)         (0.00)
                                                                        -------------------------------------------------------
     Total distribution                                                         (0.06)              (0.11)            (0.00)
                                                                        -------------------------------------------------------
Net asset value - end of period                                         $        7.70       $        9.09    $        10.54
                                                                        =======================================================

Total Return                                                                   (14.71)%            (12.74)%            5.40%
                                                                        =======================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                                        $     691,475       $     838,417    $      579,314
                                                                        =======================================================
Ratio of expenses to average net assets                                          0.12%(1)            0.12%             0.13%(1)
                                                                        =======================================================
Ratio of expenses to average net assets without fee waivers                       N/A                  N/A              N/A
                                                                        =======================================================
Ratio of net investment income to average net assets                             1.27%(1)            1.17%             0.97%(1)
                                                                        =======================================================
Ratio of net investment income to average net assets without fee waivers          N/A                 N/A               N/A
                                                                        =======================================================
Portfolio turnover rate (2)                                                        10%                  9%                2%
                                                                        =======================================================

                                       13

                                                                                              CLASS II
                                                                        ======================================================
                                                                          FOR THE SIX          FOR THE       FOR THE PERIOD
                                                                          MONTHS ENDED        YEAR ENDED      MARCH 28, 2000
                                                                        OCTOBER 31, 2001*  APRIL 30, 2001   TO APRIL 30, 2000
                                                                        ======================================================
Net asset value - beginning of the period                               $          9.09    $       10.53    $         11.05
                                                                        ------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                                         0.05             0.11              0.00
     Net realized and unrealized gain/(loss)                                      (1.39)           (1.44)            (0.52)
                                                                        ------------------------------------------------------
     Total income (loss) from investment operations                               (1.34)           (1.33)            (0.52)
                                                                        ------------------------------------------------------
Distributions:
     Distributions from net investment income                                     (0.05)           (0.11)            (0.00)
     Distributions from net realized gain on investments                          (0.00)           (0.00)(3)         (0.00)
                                                                        ------------------------------------------------------
     Total distribution                                                           (0.05)           (0.11)            (0.00)
                                                                        ------------------------------------------------------
Net asset value - end of period                                         $          7.70    $        9.09    $        10.53
                                                                        ======================================================

Total Return                                                                     (14.73)%         (12.69)%           (4.71)%
                                                                        ======================================================

RATIOS AND SUPPLEMENTAL DATA:
Net assets - end of period (000)                                        $         5,228    $       4,759    $          403
                                                                        ======================================================
Ratio of expenses to average net assets                                            0.17%(1)         0.15%             0.15%(1)
                                                                        ======================================================
Ratio of expenses to average net assets without fee waivers                        0.22%(1)         0.22%             0.21%(1)
                                                                        ======================================================
Ratio of net investment income to average net assets                               1.22%(1)         1.14%             0.99%(1)
                                                                        ======================================================
Ratio of net investment income to average net assets without fee waivers           1.17%(1)         1.07%             0.93%(1)
                                                                        ======================================================
Portfolio turnover rate (2)                                                          10%               9%                2%
                                                                        ======================================================

(1) Annualized
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 2001 were $74,497,277 and $106,443,803, respectively.
(3) Less than ($.005) per share.

*Unaudited

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
   The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. At April 30, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers of approximately $1,700,000, expiring in 2009. The Fund intends to elect to defer to its fiscal year ending April 30, 2002, approximately $22,700,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

   CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

   FUTURES CONTRACTS: The Fund uses index futures contracts with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the stocks held by the Fund. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

   OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.  SHARES OF BENEFICIAL INTEREST

        On October 31, 2001, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

FOR THE SIX MONTHS ENDED OCTOBER 31, 2001
CLASS I                                                          AMOUNT              SHARES
-------                                                     --------------------------------------
Shares sold                                                 $     86,606,180           10,471,259
Shares issued as reinvestment of distributions                     4,934,314              603,940
Shares redeemed                                                 (115,815,348)         (13,530,679)
                                                            --------------------------------------
Net decrease                                                $    (24,274,854)          (2,455,480)
                                                            ======================================
CLASS II
--------
Shares sold                                                 $      1,826,429              213,202
Shares issued as reinvestment of distributions                        34,073                4,206
Shares redeemed                                                     (363,667)             (42,348)
                                                            --------------------------------------
Net increase                                                $      1,496,835              175,060
                                                            ======================================

FOR THE YEAR ENDED APRIL 30, 2001
CLASS I                                                          AMOUNT              SHARES
-------                                                     --------------------------------------
Shares sold                                                 $    460,107,018           43,632,368
Shares issued as reinvestment of distributions                    10,012,879            1,040,728
Shares redeemed                                                  (71,782,952)          (7,405,638)
                                                            --------------------------------------
Net increase                                                $    398,336,945           37,267,458
                                                            ======================================
CLASS II
--------
Shares sold                                                 $      8,938,704              855,680
Shares issued as reinvestment of distributions                        36,681                3,899
Shares redeemed                                                   (4,255,968)            (393,825)
                                                            ======================================
Net increase                                                $      4,719,417              465,754

3. UNREALIZED APPRECIATION AND DEPRECIATION  ON INVESTMENTS (TAX BASIS)

AS OF OCTOBER 31, 2001:
Gross appreciation (excess of value over tax cost)                               $     69,081,277
Gross depreciation (excess of tax cost over value)                                   (255,871,781)
                                                            --------------------------------------
Net unrealized depreciation                                                      $   (186,790,504)
                                                            ======================================
Cost of investments for income tax purposes                                      $    881,073,734
                                                            ======================================

4. FUTURES CONTRACTS

     S&P 500 Index financial futures contracts open at October 31, 2001 were as follows:

NUMBER OF                                                UNREALIZED
CONTRACTS       EXPIRATION DATE         COST            DEPRECIATION
    105          December 2001          $735             $(445,560)
===================================================================

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

     National City Investment Management Company (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .01% of the Fund's average daily net assets up to $2,500,000,000 and .005% of the Fund's average daily net assets in excess of $2,500,000,000.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of .12% of the Fund's average daily net assets up to $500,000,000, .085% of the Fund's average daily net assets between $500,000,000 and $1,000,000,000, .06% of the Fund's average daily net assets between $1,000,000,000 and $2,500,000,000, and .04% of the Fund's average daily net assets in excess of $2,500,000,000. In addition to administration services, the administration fee also covers the costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal and audit fees.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS Distributors, Inc. ("ADI") at the annual rate of up to .10% of Class II's average daily net assets. ADI contractually agreed to waive the 12b-1 fees that it is entitled to receive from Class II to .05% for the year ending April 30, 2002.

     Shareholders holding more than 10% of the outstanding shares as of October 31, 2001, constituted 64.90% of the Fund.

THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114

                 ADMINISTRATOR, TRANSFER AGENT & Fund Accountant
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS Distributors, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             1550 Seventeenth Street
                                    Suite 500
                             Denver, Colorado 80202

                               INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                             555 Seventeenth Street
                                   Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                               National City Bank
                                629 Euclid Avenue
                              Cleveland, Ohio 44114

[ALPS DISTRIBUTORS, INC. LOGO]

            MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
                FOR MORE INFORMATION, PLEASE CALL 1-888-766-8043